Security Federal Corporation and Subsidiaries Consolidated Statements of Income (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Interest Income:
Interest Income - Loans	$ 28,032,556	$ 32,809,913	$ 34,399,899
Interest Income - Mortgage-Backed Securities	7,661,454	8,304,884	10,603,186
Interest Income - Investment Securities	2,832,193	2,623,006	2,503,005
Other Interest Income	2,620	4,537	872
Total Interest Income	38,528,823	43,742,340	47,506,962
Interest Expense:
NOW And Money Market Accounts	1,702,502	2,067,241	2,586,827
Statement Savings Accounts	45,089	58,195	76,359
Certificate Accounts	5,040,071	7,546,064	10,537,020
FHLB Advances And Other Borrowed Money	4,955,443	5,703,534	6,534,398
Senior Convertible Debentures	486,720	486,720	162,240
Junior Subordinated Debentures	167,007	233,361	239,399
Total Interest Expense	12,396,832	16,095,115	20,136,243
Net Interest Income	26,131,991	27,647,225	27,370,719
Provision For Loan Losses	8,650,000	7,800,000	8,155,000
Net Interest Income After Provision For Loan Losses	17,481,991	19,847,225	19,215,719
Non-Interest Income:
Gain On Sale Of Investment Securities	2,300,254	1,520,599	1,213,041
Gain On Sale Of Loans	534,968	1,404,879	1,040,014
Service Fees On Deposit Accounts	1,156,202	1,143,811	1,231,081
Commissions From Insurance Agency	425,967	458,663	456,860
Trust Income	476,000	459,500	455,000
Bank Owned Life Insurance Income	420,000	415,000	360,000
Mandatorily Redeemable Financial Instrument Valuation Income (Expense)	50,000	196,000	(63,000)
Check Card Fee Income	787,517	692,220	513,381
Other Non-Interest Income	790,797	504,289	906,206
Total Non-Interest Income	6,941,705	6,794,961	6,112,583
General And Administrative Expenses:
Compensation And Employee Benefits	10,990,812	11,828,376	11,842,024
Occupancy	1,878,754	1,929,946	2,002,233
Advertising	387,079	393,287	404,182
Depreciation And Maintenance Of Equipment	1,720,726	1,832,295	1,782,497
FDIC Insurance Premiums	826,731	1,218,075	1,837,877
Amortization of Intangibles	60,023	90,000	90,000
Net cost of operation of other real estate owned	1,235,272	2,330,410	814,727
Other Expense	3,617,643	4,218,751	3,889,756
Total General And Administrative Expenses	20,717,040	23,841,140	22,663,296
Income Before Income Taxes	3,706,656	2,801,046	2,665,006
Provision For Income Taxes	1,911,281	958,133	1,060,205
Net Income	1,795,375	1,842,913	1,604,801
Preferred Stock Dividends	440,000	666,453	900,000
Accretion Of Preferred Stock To Redemption Value		18,816	72,544
Net Income Available To Common Shareholders	$ 1,355,375	$ 1,157,644	$ 632,257
Basic Net Income Per Common Share	$ 0.46	$ 0.43	$ 0.26
Diluted Net Income Per Common Share	$ 0.46	$ 0.43	$ 0.25
Cash Dividend Per Share On Common Stock	$ 0.32	$ 0.32	$ 0.32
Basic Weighted Average Common Shares Outstanding	2,944,001	2,684,130	2,460,855
Diluted Weighted Average Common Shares Outstanding	2,944,001	2,762,824	2,527,584